Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Provisions
Balance at the beginning of the year	$ 28.3
Provisions added during the year	31.9
Provisions utilized during the year	(7.3)
Provisions reversed during the year	(2.7)
Balance at the end of the year	$ 50.2